STATEMENTS OF FINANCIAL CONDITION - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Plan cash held by Lantronix, Inc.	$ 0	$ 52,665
Liabilities
Obligation to participants	0	52,665
Plan equity	$ 0	$ 0